Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio
March 31, 2022
VIPIGB-NPRT1-0522
1.799863.118
Nonconvertible Bonds - 33.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.55% 12/1/33	10,360,000	9,204,284
3.8% 12/1/57	10,572,000	9,645,258
4.3% 2/15/30	1,940,000	2,049,757
4.45% 4/1/24	333,000	342,708
4.75% 5/15/46	10,884,000	11,820,925
Verizon Communications, Inc.:
2.1% 3/22/28	4,146,000	3,864,378
2.55% 3/21/31	3,838,000	3,565,694
3% 3/22/27	898,000	887,509
4.862% 8/21/46	5,159,000	5,919,439
5.012% 4/15/49	200,000	234,123
		47,534,075
Entertainment - 0.7%
Magallanes, Inc.:
3.428% 3/15/24 (b)	2,833,000	2,848,531
3.638% 3/15/25 (b)	1,551,000	1,560,424
3.755% 3/15/27 (b)	3,034,000	3,028,477
4.054% 3/15/29 (b)	1,051,000	1,056,213
4.279% 3/15/32 (b)	1,397,000	1,403,215
5.05% 3/15/42 (b)	1,645,000	1,677,950
5.141% 3/15/52 (b)	1,299,000	1,329,000
The Walt Disney Co.:
3.8% 3/22/30	15,959,000	16,585,431
4.7% 3/23/50	5,039,000	5,843,908
		35,333,149
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	1,753,000	1,747,815
4.464% 7/23/22	3,981,000	3,995,595
4.908% 7/23/25	2,676,000	2,775,042
5.25% 4/1/53	1,753,000	1,764,823
5.375% 5/1/47	12,598,000	12,898,979
5.5% 4/1/63	1,753,000	1,763,381
6.484% 10/23/45	1,902,000	2,165,205
Comcast Corp.:
3.9% 3/1/38	743,000	765,270
4.65% 7/15/42	1,760,000	1,933,841
Discovery Communications LLC:
3.625% 5/15/30	2,410,000	2,340,829
4.65% 5/15/50	6,516,000	6,315,527
Fox Corp.:
4.03% 1/25/24	879,000	897,369
4.709% 1/25/29	1,272,000	1,357,974
5.476% 1/25/39	1,254,000	1,419,655
5.576% 1/25/49	833,000	968,248
Time Warner Cable LLC:
4.5% 9/15/42	641,000	592,874
5.5% 9/1/41	1,179,000	1,223,899
5.875% 11/15/40	1,040,000	1,117,698
6.55% 5/1/37	14,010,000	16,111,917
7.3% 7/1/38	2,621,000	3,182,115
		65,338,056
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	3,281,000	3,229,524
3.8% 3/15/32 (b)	2,863,000	2,840,831
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	4,229,000	4,253,720
3.875% 4/15/30	6,115,000	6,138,476
4.375% 4/15/40	912,000	915,870
4.5% 4/15/50	1,793,000	1,813,899
		19,192,320
TOTAL COMMUNICATION SERVICES		167,397,600
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.2%
General Motors Financial Co., Inc. 4.25% 5/15/23	1,442,000	1,459,556
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (b)	3,971,000	3,976,043
3.125% 5/12/23 (b)	3,459,000	3,482,496
		8,918,095
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,033,000	2,069,512
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	1,168,000	1,187,095
3.6% 7/1/30	1,390,000	1,415,529
		2,602,624
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	3,047,000	3,022,520
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	530,000	552,406
AutoZone, Inc.:
3.625% 4/15/25	792,000	800,408
4% 4/15/30	3,682,000	3,779,658
Lowe's Companies, Inc.:
3.35% 4/1/27	469,000	471,742
3.75% 4/1/32	1,445,000	1,460,894
4.25% 4/1/52	5,882,000	6,083,949
4.45% 4/1/62	6,060,000	6,305,961
4.5% 4/15/30	2,645,000	2,830,365
O'Reilly Automotive, Inc. 4.2% 4/1/30	816,000	843,932
		23,129,315
TOTAL CONSUMER DISCRETIONARY		39,742,066
CONSUMER STAPLES - 2.4%
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	6,423,000	6,888,768
4.9% 2/1/46	7,980,000	8,874,916
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	2,565,000	2,601,759
4.35% 6/1/40	2,445,000	2,544,368
4.5% 6/1/50	3,466,000	3,703,221
4.6% 6/1/60	2,565,000	2,726,206
4.75% 4/15/58	3,986,000	4,322,306
5.45% 1/23/39	3,251,000	3,796,435
5.55% 1/23/49	7,428,000	9,056,780
5.8% 1/23/59 (Reg. S)	7,849,000	9,905,858
Molson Coors Beverage Co.:
3% 7/15/26	5,200,000	5,135,074
5% 5/1/42	9,077,000	9,601,411
The Coca-Cola Co.:
3.375% 3/25/27	3,937,000	4,028,422
3.45% 3/25/30	2,406,000	2,473,007
		75,658,531
Food Products - 0.3%
General Mills, Inc. 2.875% 4/15/30	498,000	478,396
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (b)	6,111,000	5,675,652
3.625% 1/15/32 (b)	2,104,000	1,925,160
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)	875,000	922,469
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)	5,470,000	4,923,055
5.5% 1/15/30 (b)	876,000	895,517
6.5% 4/15/29 (b)	705,000	744,656
		15,564,905
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42	3,835,000	3,416,994
4.5% 5/2/43	2,570,000	2,339,761
4.8% 2/14/29	702,000	735,920
5.375% 1/31/44	2,329,000	2,407,215
5.95% 2/14/49	920,000	995,950
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (b)	3,330,000	3,337,839
4.25% 7/21/25 (b)	10,737,000	10,829,238
Reynolds American, Inc.:
4.45% 6/12/25	1,623,000	1,657,181
5.7% 8/15/35	842,000	888,379
6.15% 9/15/43	2,773,000	2,931,665
7.25% 6/15/37	2,053,000	2,401,659
		31,941,801
TOTAL CONSUMER STAPLES		123,165,237
ENERGY - 4.0%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	41,000	41,870
4.85% 11/15/35	1,493,000	1,604,091
		1,645,961
Oil, Gas & Consumable Fuels - 4.0%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	4,702,000	4,768,087
5.85% 2/1/35	1,731,000	1,939,565
Cenovus Energy, Inc. 4.25% 4/15/27	4,437,000	4,578,400
Columbia Pipeline Group, Inc. 4.5% 6/1/25	926,000	955,573
DCP Midstream Operating LP:
3.875% 3/15/23	1,228,000	1,228,074
5.6% 4/1/44	851,000	894,197
6.45% 11/3/36 (b)	1,717,000	1,978,413
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	2,454,000	2,519,645
Enbridge, Inc.:
4% 10/1/23	1,950,000	1,980,300
4.25% 12/1/26	1,229,000	1,273,607
Energy Transfer LP:
3.75% 5/15/30	1,605,000	1,578,932
3.9% 5/15/24 (c)	917,000	922,419
4.2% 9/15/23	822,000	832,831
4.25% 3/15/23	705,000	712,679
4.5% 4/15/24	875,000	895,273
4.95% 6/15/28	2,806,000	2,946,970
5% 5/15/50	3,588,000	3,630,478
5.25% 4/15/29	1,423,000	1,518,493
5.4% 10/1/47	935,000	978,881
5.8% 6/15/38	1,565,000	1,693,014
6% 6/15/48	1,019,000	1,129,558
6.25% 4/15/49	977,000	1,121,084
Enterprise Products Operating LP 3.7% 2/15/26	3,328,000	3,370,610
Exxon Mobil Corp. 3.482% 3/19/30	9,318,000	9,562,823
Hess Corp.:
4.3% 4/1/27	3,390,000	3,478,420
5.6% 2/15/41	8,299,000	9,325,156
7.125% 3/15/33	695,000	857,594
7.3% 8/15/31	930,000	1,138,971
7.875% 10/1/29	3,041,000	3,764,822
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,179,000	1,187,258
6.55% 9/15/40	319,000	381,455
Kinder Morgan, Inc. 5.55% 6/1/45	1,689,000	1,888,207
MPLX LP:
4.5% 7/15/23	1,369,000	1,391,654
4.8% 2/15/29	781,000	831,515
4.875% 12/1/24	1,897,000	1,964,650
5.5% 2/15/49	2,341,000	2,592,727
Occidental Petroleum Corp.:
3.2% 8/15/26	421,000	413,633
3.5% 8/15/29	1,323,000	1,303,155
4.3% 8/15/39	193,000	182,385
5.55% 3/15/26	3,587,000	3,802,220
6.2% 3/15/40	1,179,000	1,308,690
6.45% 9/15/36	3,190,000	3,747,245
6.6% 3/15/46	3,957,000	4,649,475
7.5% 5/1/31	5,324,000	6,495,280
Petroleos Mexicanos:
4.5% 1/23/26	3,688,000	3,590,268
5.95% 1/28/31	2,524,000	2,327,002
6.35% 2/12/48	9,151,000	7,178,960
6.49% 1/23/27	2,655,000	2,689,250
6.5% 3/13/27	3,349,000	3,388,351
6.5% 1/23/29	3,855,000	3,812,171
6.7% 2/16/32	3,500,000	3,325,000
6.75% 9/21/47	8,392,000	6,738,356
6.84% 1/23/30	12,801,000	12,704,993
6.95% 1/28/60	5,462,000	4,423,674
7.69% 1/23/50	11,238,000	9,777,060
Phillips 66 Co.:
3.7% 4/6/23	330,000	334,588
3.85% 4/9/25	426,000	434,635
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	917,000	886,190
3.6% 11/1/24	963,000	965,961
Sabine Pass Liquefaction LLC 4.5% 5/15/30	5,530,000	5,783,094
The Williams Companies, Inc.:
3.5% 11/15/30	5,897,000	5,830,156
3.7% 1/15/23	837,000	842,332
3.9% 1/15/25	843,000	854,879
4.3% 3/4/24	3,778,000	3,861,891
4.5% 11/15/23	1,214,000	1,239,247
4.55% 6/24/24	9,246,000	9,497,870
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	705,000	687,528
3.95% 5/15/50	2,275,000	2,212,191
Valero Energy Corp. 2.85% 4/15/25	163,000	161,050
Western Gas Partners LP:
3.95% 6/1/25	602,000	605,666
4.5% 3/1/28	1,387,000	1,414,740
4.65% 7/1/26	6,278,000	6,434,950
4.75% 8/15/28	801,000	826,736
		206,543,207
TOTAL ENERGY		208,189,168
FINANCIALS - 15.4%
Banks - 6.3%
Bank of America Corp.:
2.299% 7/21/32 (c)	10,524,000	9,366,519
3.3% 1/11/23	3,010,000	3,043,351
3.419% 12/20/28 (c)	13,148,000	13,015,129
3.5% 4/19/26	3,483,000	3,526,169
3.864% 7/23/24 (c)	3,030,000	3,064,253
3.95% 4/21/25	2,860,000	2,914,318
4.2% 8/26/24	13,850,000	14,186,613
4.25% 10/22/26	2,954,000	3,040,471
4.45% 3/3/26	1,052,000	1,087,966
Barclays PLC:
2.852% 5/7/26 (c)	5,610,000	5,448,832
4.375% 1/12/26	4,313,000	4,403,369
5.088% 6/20/30 (c)	5,094,000	5,284,086
5.2% 5/12/26	4,314,000	4,485,525
BNP Paribas SA 2.219% 6/9/26 (b)(c)	5,228,000	4,971,336
Citigroup, Inc.:
2.7% 10/27/22	6,931,000	6,968,820
3.352% 4/24/25 (c)	3,438,000	3,446,177
3.875% 3/26/25	6,586,000	6,672,510
4.05% 7/30/22	1,248,000	1,258,493
4.3% 11/20/26	1,201,000	1,235,083
4.412% 3/31/31 (c)	7,364,000	7,644,971
4.45% 9/29/27	11,855,000	12,227,678
4.6% 3/9/26	1,522,000	1,578,208
5.5% 9/13/25	3,830,000	4,089,444
Citizens Financial Group, Inc. 2.638% 9/30/32	3,367,000	2,969,986
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	1,813,000	1,740,458
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	5,019,000	5,070,705
Discover Bank 4.2% 8/8/23	1,975,000	2,008,125
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	1,158,000	1,169,701
HSBC Holdings PLC:
4.25% 3/14/24	1,525,000	1,547,292
4.95% 3/31/30	988,000	1,055,189
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	3,007,000	3,032,982
5.71% 1/15/26 (b)	8,910,000	9,101,992
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	2,994,000	2,801,476
3.797% 7/23/24 (c)	3,965,000	4,010,123
3.875% 9/10/24	30,332,000	30,982,910
4.125% 12/15/26	9,761,000	10,100,531
4.493% 3/24/31 (c)	8,874,000	9,405,891
NatWest Group PLC:
3.073% 5/22/28 (c)	3,224,000	3,094,660
5.125% 5/28/24	14,227,000	14,668,334
6% 12/19/23	7,233,000	7,542,565
6.1% 6/10/23	9,268,000	9,560,493
6.125% 12/15/22	5,712,000	5,848,604
NatWest Markets PLC 2.375% 5/21/23 (b)	6,028,000	5,994,814
Rabobank Nederland 4.375% 8/4/25	5,166,000	5,250,003
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	3,958,000	3,692,817
Societe Generale:
1.038% 6/18/25 (b)(c)	10,968,000	10,301,922
1.488% 12/14/26 (b)(c)	6,749,000	6,101,289
Synchrony Bank 3% 6/15/22	3,149,000	3,154,354
Wells Fargo & Co.:
2.406% 10/30/25 (c)	3,163,000	3,096,353
3.526% 3/24/28 (c)	6,440,000	6,427,066
4.478% 4/4/31 (c)	9,914,000	10,497,935
5.013% 4/4/51 (c)	14,623,000	17,354,144
Westpac Banking Corp. 4.11% 7/24/34 (c)	2,573,000	2,536,128
		323,078,163
Capital Markets - 4.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	3,841,000	3,874,179
4.25% 2/15/24	2,972,000	3,044,292
Ares Capital Corp.:
3.875% 1/15/26	8,639,000	8,474,653
4.2% 6/10/24	6,174,000	6,218,628
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	7,335,000	7,085,680
3.75% 3/26/25	3,231,000	3,219,046
3.8% 6/9/23	5,950,000	6,004,555
3.869% 1/12/29 (b)(c)	2,787,000	2,719,652
4.194% 4/1/31 (b)(c)	6,669,000	6,579,035
4.55% 4/17/26	1,785,000	1,815,837
Deutsche Bank AG 4.5% 4/1/25	8,292,000	8,323,592
Deutsche Bank AG New York Branch 3.3% 11/16/22	6,454,000	6,497,328
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	6,540,000	5,792,496
3.2% 2/23/23	4,957,000	5,001,063
3.691% 6/5/28 (c)	28,871,000	28,904,121
3.8% 3/15/30	10,739,000	10,810,346
4.25% 10/21/25	1,573,000	1,611,135
6.75% 10/1/37	1,557,000	1,962,041
Moody's Corp.:
3.25% 1/15/28	1,654,000	1,651,357
3.75% 3/24/25	3,518,000	3,576,543
4.875% 2/15/24	1,553,000	1,601,079
Morgan Stanley:
3.125% 1/23/23	18,025,000	18,199,642
3.125% 7/27/26	15,227,000	15,095,599
3.622% 4/1/31 (c)	6,958,000	6,921,803
3.625% 1/20/27	7,626,000	7,691,555
3.737% 4/24/24 (c)	3,466,000	3,500,298
4.431% 1/23/30 (c)	3,047,000	3,185,897
4.875% 11/1/22	5,374,000	5,465,276
5% 11/24/25	10,147,000	10,696,158
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	3,466,000	3,510,016
UBS Group AG:
1.494% 8/10/27 (b)(c)	4,041,000	3,667,985
4.125% 9/24/25 (b)	3,647,000	3,715,097
		206,415,984
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	7,659,000	7,233,229
2.45% 10/29/26	2,795,000	2,585,242
2.875% 8/14/24	4,157,000	4,042,811
3% 10/29/28	2,927,000	2,699,242
3.3% 1/30/32	3,131,000	2,822,470
3.5% 1/15/25	5,754,000	5,653,101
4.125% 7/3/23	2,906,000	2,923,296
4.45% 4/3/26	2,167,000	2,188,722
4.875% 1/16/24	3,477,000	3,523,972
6.5% 7/15/25	2,513,000	2,661,104
Ally Financial, Inc.:
1.45% 10/2/23	1,531,000	1,495,047
3.05% 6/5/23	6,677,000	6,701,376
5.125% 9/30/24	1,482,000	1,546,824
5.8% 5/1/25	3,631,000	3,851,464
8% 11/1/31	1,874,000	2,350,612
Capital One Financial Corp.:
2.6% 5/11/23	5,180,000	5,195,333
2.636% 3/3/26 (c)	3,378,000	3,305,376
3.273% 3/1/30 (c)	4,321,000	4,172,165
3.65% 5/11/27	9,345,000	9,356,519
3.8% 1/31/28	4,892,000	4,922,736
Discover Financial Services:
3.85% 11/21/22	3,494,000	3,536,866
3.95% 11/6/24	1,974,000	2,008,967
4.1% 2/9/27	1,978,000	2,016,850
4.5% 1/30/26	3,249,000	3,347,209
Ford Motor Credit Co. LLC:
4.063% 11/1/24	12,207,000	12,170,257
5.584% 3/18/24	4,330,000	4,453,535
Synchrony Financial:
2.85% 7/25/22	1,057,000	1,059,902
3.95% 12/1/27	5,325,000	5,273,718
4.25% 8/15/24	4,637,000	4,701,693
4.375% 3/19/24	3,791,000	3,861,358
5.15% 3/19/29	5,824,000	6,101,295
Toyota Motor Credit Corp. 2.9% 3/30/23	5,372,000	5,407,340
		133,169,631
Diversified Financial Services - 0.7%
Blackstone Private Credit Fund 4.7% 3/24/25 (b)	7,621,000	7,631,832
Brixmor Operating Partnership LP:
4.05% 7/1/30	3,511,000	3,522,718
4.125% 6/15/26	3,222,000	3,286,885
4.125% 5/15/29	3,502,000	3,591,973
Equitable Holdings, Inc.:
3.9% 4/20/23	469,000	475,302
4.35% 4/20/28	2,946,000	3,009,156
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	4,229,000	4,328,327
Pine Street Trust I 4.572% 2/15/29 (b)	3,957,000	4,116,396
Pine Street Trust II 5.568% 2/15/49 (b)	3,952,000	4,395,802
		34,358,391
Insurance - 1.8%
AIA Group Ltd.:
3.2% 9/16/40 (b)	2,417,000	2,145,828
3.375% 4/7/30 (b)	5,101,000	5,073,241
American International Group, Inc.:
2.5% 6/30/25	8,250,000	8,066,132
3.4% 6/30/30	8,250,000	8,227,587
3.75% 7/10/25	5,762,000	5,854,902
Five Corners Funding Trust II 2.85% 5/15/30 (b)	6,620,000	6,273,607
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	2,838,000	3,008,181
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	2,758,000	2,914,497
4.75% 3/15/39	1,265,000	1,388,993
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	4,028,000	3,604,856
MetLife, Inc. 4.55% 3/23/30	7,973,000	8,694,491
Metropolitan Life Global Funding I 3% 1/10/23 (b)	1,827,000	1,842,913
Pacific LifeCorp 5.125% 1/30/43 (b)	3,641,000	3,995,865
SunAmerica, Inc.:
3.5% 4/4/25 (b)	1,402,000	1,400,892
3.65% 4/5/27 (b)	1,999,000	1,996,201
3.85% 4/5/29 (b)	1,961,000	1,959,215
3.9% 4/5/32 (b)	2,335,000	2,331,544
4.35% 4/5/42 (b)	531,000	530,857
4.4% 4/5/52 (b)	1,571,000	1,570,733
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	1,600,000	1,656,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	3,707,000	4,086,119
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	1,228,000	1,251,040
Unum Group:
3.875% 11/5/25	3,369,000	3,393,296
4% 3/15/24	4,111,000	4,169,217
4% 6/15/29	3,057,000	3,124,282
5.75% 8/15/42	5,046,000	5,342,852
		93,903,341
TOTAL FINANCIALS		790,925,510
HEALTH CARE - 1.4%
Health Care Providers & Services - 1.0%
Centene Corp.:
2.45% 7/15/28	6,801,000	6,214,074
2.625% 8/1/31	3,172,000	2,823,080
3.375% 2/15/30	3,536,000	3,327,146
4.25% 12/15/27	3,983,000	3,997,936
4.625% 12/15/29	6,187,000	6,237,053
Cigna Corp.:
3.05% 10/15/27	2,218,000	2,197,897
4.375% 10/15/28	4,204,000	4,422,275
4.8% 8/15/38	2,618,000	2,865,781
4.9% 12/15/48	2,615,000	2,930,184
CVS Health Corp.:
3% 8/15/26	433,000	429,454
3.625% 4/1/27	1,244,000	1,264,574
4.78% 3/25/38	4,137,000	4,521,071
HCA Holdings, Inc. 4.75% 5/1/23	149,000	152,720
Humana, Inc. 3.7% 3/23/29	1,841,000	1,847,077
Sabra Health Care LP 3.2% 12/1/31	6,486,000	5,788,064
Toledo Hospital 5.325% 11/15/28	1,462,000	1,565,127
		50,583,513
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	3,025,000	3,075,775
Elanco Animal Health, Inc. 6.4% 8/28/28 (c)	925,000	992,081
Mylan NV 4.55% 4/15/28	2,773,000	2,803,596
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,767,000	1,753,454
Viatris, Inc.:
1.125% 6/22/22	2,120,000	2,119,872
1.65% 6/22/25	681,000	633,703
2.7% 6/22/30	3,464,000	3,046,814
3.85% 6/22/40	1,509,000	1,305,151
4% 6/22/50	2,606,000	2,189,239
Zoetis, Inc. 3.25% 2/1/23	1,143,000	1,150,899
		19,070,584
TOTAL HEALTH CARE		69,654,097
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)	1,572,000	1,548,997
The Boeing Co.:
5.04% 5/1/27	2,053,000	2,161,835
5.15% 5/1/30	2,053,000	2,189,438
5.705% 5/1/40	2,080,000	2,324,297
5.805% 5/1/50	2,080,000	2,401,853
5.93% 5/1/60	2,052,000	2,369,211
		12,995,631
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	717,000	727,574
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	919,000	919,334
3% 9/15/23	608,000	605,384
3.375% 7/1/25	4,468,000	4,403,600
3.875% 7/3/23	3,869,000	3,908,007
4.25% 2/1/24	3,979,000	4,022,029
4.25% 9/15/24	2,472,000	2,501,809
		16,360,163
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	1,448,000	1,443,315
4.25% 4/15/26 (b)	1,095,000	1,079,839
4.375% 5/1/26 (b)	3,240,000	3,196,277
5.25% 5/15/24 (b)	2,643,000	2,698,265
		8,417,696
TOTAL INDUSTRIALS		38,501,064
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	1,200,000	1,236,171
5.85% 7/15/25	897,000	957,398
6.02% 6/15/26	1,084,000	1,174,220
6.1% 7/15/27	1,647,000	1,809,378
6.2% 7/15/30	1,425,000	1,624,001
		6,801,168
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (b)	1,153,000	1,038,952
2.45% 2/15/31 (b)	9,811,000	8,752,178
2.6% 2/15/33 (b)	9,811,000	8,517,552
3.5% 2/15/41 (b)	7,923,000	7,055,654
3.75% 2/15/51 (b)	3,718,000	3,329,245
		28,693,581
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	4,502,000	4,198,139
2.3% 3/25/28	7,112,000	6,495,914
2.8% 4/1/27	4,061,000	3,886,837
2.875% 3/25/31	7,467,000	6,808,342
3.6% 4/1/40	4,063,000	3,524,597
		24,913,829
TOTAL INFORMATION TECHNOLOGY		60,408,578
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	2,889,000	3,193,896
American Homes 4 Rent 3.625% 4/15/32	2,147,000	2,093,690
American Homes 4 Rent LP 2.375% 7/15/31	522,000	460,819
Boston Properties, Inc.:
3.25% 1/30/31	2,690,000	2,601,571
4.5% 12/1/28	2,698,000	2,845,515
Corporate Office Properties LP:
2.25% 3/15/26	1,154,000	1,099,517
2.75% 4/15/31	842,000	755,874
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	910,000	865,036
3.5% 8/1/26	947,000	944,141
Healthpeak Properties, Inc.:
3.25% 7/15/26	397,000	396,387
3.5% 7/15/29	455,000	454,367
Hudson Pacific Properties LP 4.65% 4/1/29	5,367,000	5,627,495
Invitation Homes Operating Partnership LP 4.15% 4/15/32 (d)	3,229,000	3,297,675
Kimco Realty Corp. 3.375% 10/15/22	563,000	565,481
Kite Realty Group Trust:
4% 3/15/25	4,320,000	4,345,533
4.75% 9/15/30	6,734,000	6,959,290
LXP Industrial Trust (REIT):
2.7% 9/15/30	1,267,000	1,169,010
4.4% 6/15/24	999,000	1,016,335
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	3,640,000	3,174,480
3.375% 2/1/31	2,321,000	2,126,241
3.625% 10/1/29	4,099,000	3,872,965
4.375% 8/1/23	860,000	873,226
4.5% 1/15/25	1,856,000	1,886,579
4.5% 4/1/27	11,228,000	11,451,109
4.75% 1/15/28	4,424,000	4,499,244
4.95% 4/1/24	939,000	959,484
5.25% 1/15/26	3,942,000	4,088,110
Piedmont Operating Partnership LP 2.75% 4/1/32	1,018,000	907,087
Realty Income Corp.:
2.2% 6/15/28	553,000	510,138
2.85% 12/15/32	679,000	641,495
3.25% 1/15/31	707,000	694,279
3.4% 1/15/28	1,104,000	1,100,860
Retail Opportunity Investments Partnership LP:
4% 12/15/24	678,000	679,843
5% 12/15/23	511,000	520,793
Simon Property Group LP 2.45% 9/13/29	1,129,000	1,052,056
SITE Centers Corp.:
3.625% 2/1/25	1,568,000	1,569,019
4.25% 2/1/26	2,048,000	2,071,894
Store Capital Corp.:
2.75% 11/18/30	6,048,000	5,472,704
4.625% 3/15/29	1,243,000	1,289,977
Sun Communities Operating LP:
2.3% 11/1/28	1,158,000	1,049,118
2.7% 7/15/31	2,990,000	2,697,386
Ventas Realty LP:
3% 1/15/30	5,289,000	5,061,424
3.5% 2/1/25	4,467,000	4,479,053
4% 3/1/28	1,555,000	1,588,696
4.125% 1/15/26	1,079,000	1,103,606
4.375% 2/1/45	529,000	532,615
4.75% 11/15/30	6,944,000	7,389,729
Vornado Realty LP 2.15% 6/1/26	1,306,000	1,220,603
WP Carey, Inc.:
2.4% 2/1/31	2,634,000	2,373,732
3.85% 7/15/29	884,000	894,087
4% 2/1/25	3,716,000	3,795,059
		120,318,323
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,820,000	3,844,834
3.95% 11/15/27	3,198,000	3,201,885
4.1% 10/1/24	3,515,000	3,556,168
4.55% 10/1/29	4,050,000	4,195,027
CBRE Group, Inc. 2.5% 4/1/31	3,859,000	3,486,679
Post Apartment Homes LP 3.375% 12/1/22	274,000	274,917
Tanger Properties LP:
2.75% 9/1/31	3,041,000	2,637,906
3.125% 9/1/26	4,235,000	4,065,506
		25,262,922
TOTAL REAL ESTATE		145,581,245
UTILITIES - 1.4%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	4,570,000	4,443,493
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,390,000	2,284,113
3.743% 5/1/26	9,137,000	9,258,371
Duke Energy Corp. 2.45% 6/1/30	1,929,000	1,777,311
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	916,000	821,644
2.775% 1/7/32 (b)	3,169,000	2,832,310
Entergy Corp. 2.8% 6/15/30	1,980,000	1,855,696
Eversource Energy 2.8% 5/1/23	3,543,000	3,550,550
Exelon Corp.:
2.75% 3/15/27 (b)	1,012,000	986,063
3.35% 3/15/32 (b)	1,228,000	1,196,538
4.05% 4/15/30	1,206,000	1,244,875
4.1% 3/15/52 (b)	910,000	924,261
4.7% 4/15/50	537,000	590,578
FirstEnergy Corp. 7.375% 11/15/31	3,718,000	4,585,632
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,495,000	1,498,874
		37,850,309
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	1,187,243	1,354,422
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	1,311,000	1,309,650
The AES Corp.:
3.3% 7/15/25 (b)	5,956,000	5,843,432
3.95% 7/15/30 (b)	5,194,000	5,145,470
		12,298,552
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	8,619,000	8,884,464
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	548,000	546,211
NiSource, Inc. 2.95% 9/1/29	5,930,000	5,651,026
Puget Energy, Inc.:
4.1% 6/15/30	2,331,000	2,326,540
4.224% 3/15/32	4,173,000	4,181,398
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 2.6189% 5/15/67 (c)(e)	989,000	838,672
		22,428,311
TOTAL UTILITIES		73,931,594
TOTAL NONCONVERTIBLE BONDS (Cost $1,834,880,722)		1,717,496,159

U.S. Treasury Obligations - 36.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	27,923,100	22,002,530
1.75% 8/15/41	98,418,200	85,300,899
1.875% 11/15/51	61,462,200	53,913,874
2% 11/15/41 (f)	16,900,000	15,291,859
2% 8/15/51	253,059,800	228,307,388
2.25% 2/15/52	33,800,000	32,416,313
3% 2/15/47	67,280,100	72,391,811
U.S. Treasury Notes:
0.125% 8/15/23	79,149,300	77,068,539
0.125% 8/31/23	79,588,100	77,430,516
0.25% 5/15/24	15,451,000	14,768,380
0.25% 7/31/25	208,468,400	193,273,009
0.75% 3/31/26	117,696,800	109,756,863
0.75% 8/31/26	34,663,800	32,127,656
0.875% 9/30/26	20,798,300	19,359,480
1.125% 10/31/26	41,596,600	39,126,802
1.125% 8/31/28	86,127,100	79,351,319
1.125% 2/15/31 (g)	133,949,300	120,946,800
1.25% 5/31/28	280,574,300	261,208,093
1.25% 9/30/28	19,463,800	18,061,798
1.375% 11/15/31 (f)	112,397,100	103,124,339
1.5% 1/31/27	6,200,000	5,924,875
1.5% 11/30/28 (f)(h)	2,000,000	1,883,906
1.625% 9/30/26	71,350,100	68,699,555
1.75% 1/31/29	33,700,000	32,267,750
2.25% 4/30/24	40,250,000	40,143,086
2.5% 1/31/24	53,590,300	53,770,330
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,002,510,871)		1,857,917,770

U.S. Government Agency - Mortgage Securities - 19.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.3%
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (c)(e)	5,096	5,293
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (c)(e)	5,254	5,484
12 month U.S. LIBOR + 1.630% 1.95% 11/1/36 (c)(e)	69,372	72,266
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (c)(e)	41,170	42,986
12 month U.S. LIBOR + 1.730% 2.062% 5/1/36 (c)(e)	40,674	42,648
12 month U.S. LIBOR + 1.750% 2.082% 7/1/35 (c)(e)	4,686	4,874
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (c)(e)	27,080	28,206
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (c)(e)	27,368	28,680
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (c)(e)	36,656	38,571
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (c)(e)	14,378	15,084
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (c)(e)	16,446	17,192
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (c)(e)	13,199	13,442
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (c)(e)	11,471	12,122
12 month U.S. LIBOR + 1.950% 2.246% 9/1/36 (c)(e)	34,301	35,541
6 month U.S. LIBOR + 1.310% 1.438% 5/1/34 (c)(e)	28,759	29,575
6 month U.S. LIBOR + 1.420% 1.571% 9/1/33 (c)(e)	43,865	44,961
6 month U.S. LIBOR + 1.550% 1.747% 10/1/33 (c)(e)	3,189	3,300
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (c)(e)	4,798	4,986
U.S. TREASURY 1 YEAR INDEX + 1.940% 1.87% 10/1/33 (c)(e)	54,304	56,641
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (c)(e)	4,016	4,192
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.338% 8/1/36 (c)(e)	113,340	118,625
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.409% 10/1/33 (c)(e)	8,551	8,915
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.538% 5/1/35 (c)(e)	12,793	13,360
1.5% 11/1/41	4,983,485	4,508,936
2% 12/1/36 to 3/1/52	64,271,533	59,856,080
2.5% 7/1/31 to 3/1/52	69,833,226	67,243,340
3% 8/1/32 to 2/1/52 (f)(h)	74,565,291	73,813,206
3.5% 8/1/37 to 3/1/52	70,446,001	71,068,946
4% 7/1/39 to 11/1/49	25,081,444	25,929,383
4.5% to 4.5% 5/1/25 to 9/1/49	16,199,029	17,038,993
5% 3/1/23 to 5/1/44	700,131	747,848
6% 10/1/34 to 1/1/42	2,595,604	2,861,857
6.5% 12/1/23 to 8/1/36	480,704	530,704
7% to 7% 11/1/23 to 8/1/32	78,440	84,096
7.5% to 7.5% 9/1/22 to 11/1/31	95,287	104,049
8% 1/1/30	244	272
8.5% 3/1/25	60	64
TOTAL FANNIE MAE		324,434,718
Freddie Mac - 3.8%
12 month U.S. LIBOR + 1.370% 1.646% 3/1/36 (c)(e)	37,731	38,907
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (c)(e)	5,128	5,404
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (c)(e)	20,491	21,404
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (c)(e)	42,779	45,075
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(e)	55,766	58,722
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(e)	14,532	15,289
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (c)(e)	40,713	42,938
12 month U.S. LIBOR + 2.030% 2.281% 3/1/33 (c)(e)	616	637
12 month U.S. LIBOR + 2.160% 2.41% 11/1/35 (c)(e)	10,209	10,660
6 month U.S. LIBOR + 1.650% 1.808% 4/1/35 (c)(e)	36,904	38,396
6 month U.S. LIBOR + 2.680% 2.844% 10/1/35 (c)(e)	7,070	7,443
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.371% 1/1/35 (c)(e)	4,680	4,878
2% 6/1/50 to 4/1/52	52,312,328	48,680,383
2.5% 8/1/32 to 2/1/52	46,982,783	45,111,391
3% 6/1/31 to 2/1/52	24,668,365	24,432,036
3.5% 3/1/32 to 3/1/52	45,324,880	46,045,069
4% 5/1/37 to 6/1/48	18,082,090	18,721,069
4.5% 7/1/25 to 10/1/48	11,152,209	11,812,186
5% 1/1/40 to 6/1/41	908,433	981,130
6% 4/1/32 to 8/1/37	264,871	288,414
7.5% 8/1/26 to 11/1/31	10,248	11,372
8% 4/1/27 to 5/1/27	788	852
8.5% 5/1/27 to 1/1/28	1,673	1,809
TOTAL FREDDIE MAC		196,375,464
Ginnie Mae - 4.3%
3% 12/20/42 to 10/20/51	18,080,715	17,990,950
3.5% 12/20/40 to 6/20/50	17,616,567	17,829,569
4% 2/15/40 to 4/20/48	16,965,279	17,568,665
4.5% 5/15/39 to 5/20/41	3,386,556	3,593,630
5% 3/15/39 to 4/20/48	2,014,511	2,155,002
6.5% 4/15/35 to 11/15/35	35,905	39,866
7% 1/15/28 to 7/15/32	255,431	277,876
7.5% to 7.5% 10/15/22 to 10/15/28	47,214	50,591
8% 3/15/30 to 9/15/30	5,273	5,847
2% 4/1/52 (d)	2,900,000	2,757,404
2% 4/1/52 (d)	10,750,000	10,221,410
2% 4/1/52 (d)	1,800,000	1,711,492
2% 4/1/52 (d)	7,300,000	6,941,050
2% 4/1/52 (d)	7,250,000	6,893,509
2% 5/1/52 (d)	9,300,000	8,828,540
2% 5/1/52 (d)	7,300,000	6,929,929
2% 5/1/52 (d)	7,850,000	7,452,047
2% 5/1/52 (d)	8,000,000	7,594,443
2.5% 12/20/51	197,460	191,786
2.5% 4/1/52 (d)	4,600,000	4,461,237
2.5% 4/1/52 (d)	8,950,000	8,680,015
2.5% 4/1/52 (d)	900,000	872,851
2.5% 5/1/52 (d)	7,900,000	7,645,334
2.5% 5/1/52 (d)	6,850,000	6,629,182
2.5% 5/1/52 (d)	15,000,000	14,516,457
3% 4/1/52 (d)	6,700,000	6,622,553
3% 4/1/52 (d)	5,600,000	5,535,268
3% 4/1/52 (d)	4,500,000	4,447,984
3% 5/1/52 (d)	9,550,000	9,414,615
3.5% 4/1/52 (d)	2,100,000	2,112,350
3.5% 4/1/52 (d)	6,100,000	6,135,873
3.5% 4/1/52 (d)	3,800,000	3,822,347
3.5% 4/1/52 (d)	6,250,000	6,286,756
4% 4/1/52 (d)	9,200,000	9,380,269
4% 4/1/52 (d)	950,000	968,615
4% 4/1/52 (d)	950,000	968,615
4% 4/1/52 (d)	750,000	764,696
4% 4/1/52 (d)	550,000	560,777
TOTAL GINNIE MAE		218,859,400
Uniform Mortgage Backed Securities - 5.5%
1.5% 4/1/37 (d)	8,500,000	8,060,789
1.5% 4/1/37 (d)	2,850,000	2,702,735
1.5% 4/1/37 (d)	1,400,000	1,327,659
1.5% 4/1/37 (d)	1,450,000	1,375,076
1.5% 4/1/52 (d)	2,700,000	2,408,651
1.5% 4/1/52 (d)	1,300,000	1,159,721
1.5% 4/1/52 (d)	1,050,000	936,698
1.5% 4/1/52 (d)	14,250,000	12,712,325
1.5% 4/1/52 (d)	6,050,000	5,397,163
1.5% 5/1/52 (d)	9,400,000	8,370,988
2% 4/1/37 (d)	6,300,000	6,117,204
2% 4/1/37 (d)	850,000	825,337
2% 4/1/37 (d)	5,300,000	5,146,219
2% 4/1/37 (d)	4,250,000	4,126,685
2% 4/1/37 (d)	5,350,000	5,194,769
2% 4/1/37 (d)	5,350,000	5,194,769
2% 5/1/37 (d)	9,400,000	9,107,062
2% 5/1/37 (d)	3,650,000	3,536,253
2% 4/1/52 (d)	15,200,000	14,107,737
2% 4/1/52 (d)	2,300,000	2,134,723
2% 4/1/52 (d)	2,600,000	2,413,166
2% 4/1/52 (d)	1,800,000	1,670,653
2% 4/1/52 (d)	1,700,000	1,577,839
2% 4/1/52 (d)	5,200,000	4,826,331
2% 4/1/52 (d)	9,900,000	9,188,592
2% 4/1/52 (d)	9,200,000	8,538,894
2% 4/1/52 (d)	4,300,000	3,991,005
2% 4/1/52 (d)	350,000	324,849
2% 5/1/52 (d)	17,600,000	16,305,712
2% 5/1/52 (d)	2,500,000	2,316,152
2.5% 5/1/37 (d)	4,600,000	4,531,362
2.5% 4/1/52 (d)	22,000,000	20,992,814
2.5% 4/1/52 (d)	7,750,000	7,395,196
2.5% 4/1/52 (d)	10,850,000	10,353,274
2.5% 4/1/52 (d)	6,850,000	6,536,399
2.5% 4/1/52 (d)	1,000,000	954,219
2.5% 4/1/52 (d)	1,000,000	954,219
2.5% 5/1/52 (d)	11,050,000	10,522,535
2.5% 5/1/52 (d)	10,950,000	10,427,308
2.5% 6/1/52 (d)	15,600,000	14,827,313
3% 4/1/52 (d)	9,600,000	9,392,250
3% 4/1/52 (d)	2,600,000	2,543,734
3.5% 4/1/52 (d)	4,900,000	4,908,805
3.5% 4/1/52 (d)	6,100,000	6,110,961
3.5% 4/1/52 (d)	7,600,000	7,613,656
3.5% 4/1/52 (d)	950,000	951,707
3.5% 4/1/52 (d)	950,000	951,707
3.5% 5/1/52 (d)	150,000	149,707
3.5% 5/1/52 (d)	2,000,000	1,996,094
4% 4/1/52 (d)	9,200,000	9,389,036
4% 4/1/52 (d)	950,000	969,520
4% 4/1/52 (d)	950,000	969,520
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		284,537,092
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,061,087,631)		1,024,206,674

Asset-Backed Securities - 6.1%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	2,034,780	1,404,004
Series 2019-1 Class A, 3.844% 5/15/39 (b)	2,137,656	1,370,529
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	3,833,152	3,043,356
Class B, 4.458% 10/16/39 (b)	713,637	463,932
Series 2021-1A Class A, 2.95% 11/16/41 (b)	4,496,998	3,722,396
Series 2021-2A Class A, 2.798% 1/15/47 (b)	8,034,537	7,400,787
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (b)(c)(e)	1,196,595	1,187,118
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.3713% 10/17/34 (b)(c)(e)	2,895,122	2,863,849
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.244% 4/20/34 (b)(c)(e)	7,080,431	6,980,696
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.394% 7/20/34 (b)(c)(e)	3,462,915	3,428,615
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	1,651,225	1,452,757
Class B, 4.335% 1/16/40 (b)	473,101	219,282
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (b)(c)(e)	3,790,141	3,773,036
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.2877% 4/25/34 (b)(c)(e)	2,349,513	2,320,957
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3713% 7/15/34 (b)(c)(e)	4,364,867	4,337,805
Ares LVIII CLO LLC Series 2022-58A Class AR, UNITED STATES 90 DAY AVERAGE S + 1.330% 1.5112% 1/15/35 (b)(c)(e)	5,823,000	5,809,368
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.3113% 4/15/34 (b)(c)(e)	4,911,862	4,875,563
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4913% 4/17/33 (b)(c)(e)	1,505,103	1,495,562
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/36 (b)(c)(e)	2,921,466	2,893,119
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.2777% 4/25/34 (b)(c)(e)	5,159,362	5,110,183
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.474% 1/20/32 (b)(c)(e)	4,679,615	4,651,790
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 1.5587% 1/17/35 (b)(c)(e)	5,919,000	5,904,984
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (b)(c)(e)	4,414,783	4,374,035
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	4,633,846	4,326,257
Class AA, 2.487% 12/16/41 (b)(c)	622,271	592,658
Series 2021-1A Class A, 2.443% 7/15/46 (b)	6,094,147	5,573,742
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (b)(c)(e)	4,500,750	4,488,044
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	3,024,846	2,739,793
Class B, 5.095% 4/15/39 (b)	1,505,423	1,269,520
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	2,497,164	2,251,633
Series 2021-1A Class A, 3.474% 1/15/46 (b)	1,335,496	1,236,865
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (b)(c)(e)	3,529,470	3,495,435
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 2.0327% 4/20/35 (b)(c)(e)	5,493,000	5,486,458
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3877% 10/25/34 (b)(c)(e)	2,709,324	2,681,437
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.304% 4/20/34 (b)(c)(e)	4,267,116	4,219,141
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.424% 10/20/34 (b)(c)(e)	4,393,985	4,351,003
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.454% 4/20/34 (b)(c)(e)	4,714,279	4,672,836
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.564% 1/20/34 (b)(c)(e)	6,170,159	6,120,236
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	4,011,840	4,024,493
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (b)(c)(e)	3,085,000	3,077,760
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (b)(c)(e)	2,917,307	2,885,491
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4613% 1/18/32 (b)(c)(e)	3,577,306	3,561,913
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4213% 4/17/33 (b)(c)(e)	2,981,088	2,958,673
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/35 (b)(c)(e)	3,880,961	3,844,988
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.2897% 2/20/35 (b)(c)(e)	2,307,917	2,285,798
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (b)(c)(e)	2,000,795	1,987,634
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 1/15/35 (b)(c)(e)	5,288,000	5,255,579
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4913% 1/15/34 (b)(c)(e)	1,005,251	998,418
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.358% 7/19/34 (b)(c)(e)	3,148,168	3,122,019
Class AR, 3 month U.S. LIBOR + 1.080% 1.5386% 11/16/34 (b)(c)(e)	4,506,296	4,465,338
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.7796% 11/20/33 (b)(c)(e)	4,388,439	4,361,902
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	1,697,339	1,562,871
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,751,841	1,562,613
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.2485% 10/22/34 (b)(c)(e)	3,092,012	3,058,374
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (b)(c)(e)	7,169,000	7,152,060
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4513% 1/15/33 (b)(c)(e)	2,218,484	2,207,374
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1789% 1/22/28 (b)(c)(e)	3,037,297	3,030,359
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.388% 4/19/34 (b)(c)(e)	4,943,060	4,915,863
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 1.1926% 1/22/35 (b)(c)(e)	5,026,253	4,975,543
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.3613% 7/15/34 (b)(c)(e)	3,141,928	3,127,375
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.4589% 1/22/31 (b)(c)(e)	1,296,427	1,295,835
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.394% 10/20/34 (b)(c)(e)	1,041,994	1,031,846
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 1.2622% 10/25/34 (b)(c)(e)	5,328,522	5,282,148
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.274% 4/20/34 (b)(c)(e)	4,120,834	4,081,748
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.2313% 1/15/34 (b)(c)(e)	4,305,246	4,268,712
Marlette Funding Trust Series 2022-1A Class A, 1.36% 4/15/32 (b)	8,300,000	8,244,290
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.324% 10/20/30 (b)(c)(e)	4,514,615	4,488,548
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.7016% 1/25/36 (c)(e)	160,373	159,834
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.384% 10/20/34 (b)(c)(e)	1,720,018	1,701,402
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	3,284,400	3,094,371
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	3,600,000	3,426,059
Class A2II, 4.008% 12/5/51 (b)	3,217,000	2,982,928
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	3,278,025	2,921,696
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.374% 4/20/34 (b)(c)(e)	5,887,302	5,843,618
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (b)(c)(e)	5,953,000	5,939,046
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	3,397,815	3,067,247
Class B, 4.335% 3/15/40 (b)	521,805	408,094
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	4,299,000	4,231,979
1.884% 7/15/50 (b)	1,656,000	1,564,012
2.328% 7/15/52 (b)	1,266,000	1,201,147
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.85% 4/23/35 (b)(c)(e)	6,160,000	6,149,522
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.3013% 7/15/32 (b)(c)(e)	580,272	576,216
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.228% 4/19/34 (b)(c)(e)	5,230,076	5,172,305
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.334% 4/20/33 (b)(c)(e)	3,750,625	3,738,150
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.3166% 9/25/34 (c)(e)	6,068	5,932
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	4,033,265	3,596,257
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	5,013,018	4,395,669
Upstart Securitization Trust 3.12% 3/20/32 (b)	2,100,000	2,082,638
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.524% 7/20/32 (b)(c)(e)	4,542,346	4,521,969
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.408% 7/19/34 (b)(c)(e)	2,886,802	2,871,848
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (b)(c)(e)	5,908,100	5,863,340
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 7/16/34 (b)(c)(e)	2,915,227	2,894,124
TOTAL ASSET-BACKED SECURITIES (Cost $323,983,768)		314,113,749

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	4,433,574	4,302,081
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	6,212,247	6,138,365
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	3,182,757	3,150,863
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	7,900,000	7,750,680
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	2,587,508	2,510,506
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	4,543,935	4,389,675
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (c)(e)	1,239	1,199
TOTAL PRIVATE SPONSOR		28,243,369
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	41,036	43,363
Series 1999-57 Class PH, 6.5% 12/25/29	61,900	64,742
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (i)	22,245	22,217
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 37.6166% 6/16/37 (c)(j)	10,759	15,767
TOTAL U.S. GOVERNMENT AGENCY		146,089
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,069,909)		28,389,458

Commercial Mortgage Securities - 5.2%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.452% 1/15/39 (b)(c)(e)	3,239,000	3,211,734
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 1.852% 1/15/39 (b)(c)(e)	618,000	611,709
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.452% 1/15/39 (b)(c)(e)	437,000	432,616
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	2,673,000	2,615,680
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	600,000	576,829
Class CNM, 3.7186% 11/5/32 (b)(c)	248,000	234,412
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	266,911	271,637
Series 2019-BN21 Class A5, 2.851% 10/17/52	456,176	440,946
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	950,482	987,883
Series 2019-B10 Class A4, 3.717% 3/15/62	881,154	898,215
Series 2018-B8 Class A5, 4.2317% 1/15/52	6,516,104	6,833,050
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.447% 11/15/28 (b)(c)(e)	2,439,000	2,414,564
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class A, 1 month U.S. LIBOR + 0.670% 1.0681% 3/15/37 (b)(c)(e)	4,223,186	4,188,715
Class C, 1 month U.S. LIBOR + 1.120% 1.5181% 3/15/37 (b)(e)	454,399	448,681
Class D, 1 month U.S. LIBOR + 1.320% 1.7181% 3/15/37 (b)(c)(e)	3,167,163	3,119,362
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 1.0861% 10/15/36 (b)(c)(e)	6,127,747	6,007,778
Class B, 1 month U.S. LIBOR + 0.890% 1.2958% 10/15/36 (b)(c)(e)	895,713	866,552
Class C, 1 month U.S. LIBOR + 1.090% 1.4956% 10/15/36 (b)(c)(e)	1,198,675	1,152,148
Class D, 1 month U.S. LIBOR + 1.290% 1.6953% 10/15/36 (b)(c)(e)	1,163,318	1,116,705
Class E, 1 month U.S. LIBOR + 1.940% 2.3445% 10/15/36 (b)(c)(e)	4,045,267	3,896,718
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 1.0493% 5/15/38 (b)(c)(e)	450,000	438,734
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.3179% 2/15/39 (b)(c)(e)	8,132,000	7,968,983
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 1.6173% 2/15/39 (b)(c)(e)	2,450,000	2,399,411
Class C, CME TERM SOFR 1 MONTH + 1.560% 1.8667% 2/15/39 (b)(c)(e)	2,450,000	2,397,942
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 2.2658% 2/15/39 (b)(c)(e)	2,450,000	2,394,741
floater sequential payer Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.397% 11/15/32 (b)(c)(e)	2,941,092	2,919,815
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 3.022% 9/15/37 (b)(c)(e)	1,126,800	956,481
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 2.197% 11/15/35 (b)(c)(e)	933,174	932,611
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.697% 4/15/34 (b)(c)(e)	2,276,719	2,239,781
Class C, 1 month U.S. LIBOR + 1.600% 1.997% 4/15/34 (b)(c)(e)	1,505,103	1,476,841
Class D, 1 month U.S. LIBOR + 1.900% 2.297% 4/15/34 (b)(c)(e)	1,579,977	1,542,185
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.477% 10/15/36 (b)(c)(e)	4,883,247	4,840,259
Class C, 1 month U.S. LIBOR + 1.250% 1.647% 10/15/36 (b)(c)(e)	2,292,318	2,271,416
Class D, 1 month U.S. LIBOR + 1.450% 1.847% 10/15/36 (b)(c)(e)	3,246,370	3,215,747
Class E, 1 month U.S. LIBOR + 1.800% 2.197% 10/15/36 (b)(c)(e)	4,561,654	4,513,008
floater sequential payer Series 2021-SOAR Class A, 1.067% 6/15/38 (b)(c)	8,715,000	8,529,384
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.397% 4/15/34 (b)(c)(e)	6,596,864	6,522,872
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.317% 10/15/36 (b)(c)(e)	1,480,772	1,474,323
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	6,750,879	6,279,205
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.517% 6/15/34 (b)(c)(e)	5,470,232	5,415,162
Class B, 1 month U.S. LIBOR + 1.500% 1.897% 6/15/34 (b)(c)(e)	1,077,115	1,060,849
Class C, 1 month U.S. LIBOR + 1.750% 2.147% 6/15/34 (b)(c)(e)	1,216,830	1,186,204
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class B, 1 month U.S. LIBOR + 1.900% 2.297% 8/15/36 (b)(c)(e)	749,957	730,794
Class C, 1 month U.S. LIBOR + 2.300% 2.697% 8/15/36 (b)(c)(e)	645,000	626,379
Class D, 1 month U.S. LIBOR + 3.050% 3.447% 8/15/36 (b)(c)(e)	795,750	769,153
COMM Mortgage Trust:
sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	876,301	885,882
Series 2013-CR13 Class AM, 4.449% 11/10/46	4,079,000	4,138,622
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	2,500,000	2,540,782
Series 2014-CR14 Class AM, 4.526% 2/10/47 (c)	5,020,000	5,112,987
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.377% 5/15/36 (b)(c)(e)	495,000	492,327
Class B, 1 month U.S. LIBOR + 1.230% 1.627% 5/15/36 (b)(c)(e)	2,282,000	2,259,018
Class C, 1 month U.S. LIBOR + 1.430% 1.827% 5/15/36 (b)(c)(e)	549,000	543,342
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,338,204	1,273,967
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	2,552,643	2,524,297
Class B, 4.5349% 4/15/36 (b)	784,789	768,008
Class C, 4.782% 4/15/36 (b)(c)	526,890	512,452
Class D, 4.782% 4/15/36 (b)(c)	1,053,087	1,001,320
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 1.098% 11/15/38 (b)(c)(e)	8,268,706	8,107,761
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.477% 7/15/38 (b)(c)(e)	2,724,234	2,691,731
Class B, 1 month U.S. LIBOR + 1.380% 1.777% 7/15/38 (b)(c)(e)	1,551,452	1,531,095
Class C, 1 month U.S. LIBOR + 1.700% 2.097% 7/15/38 (b)(c)(e)	1,143,959	1,127,441
Class D, 1 month U.S. LIBOR + 2.250% 2.647% 7/15/38 (b)(c)(e)	2,304,815	2,270,090
Freddie Mac:
floater:
Series 2021-F104 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2997% 1/25/31 (c)(e)	1,394,294	1,394,294
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2997% 2/25/31 (c)(e)	1,900,459	1,881,076
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2797% 4/25/31 (c)(e)	1,829,000	1,829,000
sequential payer Series 2021-K136 Class A2, 2.127% 11/25/31	4,030,000	3,781,940
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 2.097% 9/15/31 (b)(c)(e)	2,581,431	2,567,336
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.347% 10/15/36 (b)(c)(e)	3,525,310	3,458,305
Class B, 1 month U.S. LIBOR + 1.150% 1.547% 10/15/36 (b)(c)(e)	544,915	533,472
Class C, 1 month U.S. LIBOR + 1.550% 1.947% 10/15/36 (b)(c)(e)	449,243	436,396
Series 2013-GC12 Class A/S, 3.375% 6/10/46	3,922,000	3,925,353
JPMBB Commercial Mortgage Securities Trust Series 2013-C17 Class A/S, 4.4584% 1/15/47	5,700,000	5,787,005
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	4,258,497	4,289,684
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	277,000	280,192
Class CFX, 4.9498% 7/5/33 (b)	505,398	510,300
Class DFX, 5.3503% 7/5/33 (b)	874,221	881,652
Class EFX, 5.5422% 7/5/33 (b)	1,062,793	1,061,443
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 1.097% 3/15/38 (b)(c)(e)	6,700,669	6,549,705
Class B, 1 month U.S. LIBOR + 0.880% 1.277% 3/15/38 (b)(c)(e)	1,199,387	1,160,352
Class C, 1 month U.S. LIBOR + 1.100% 1.497% 3/15/38 (b)(c)(e)	754,387	728,894
Class D, 1 month U.S. LIBOR + 1.400% 1.797% 3/15/38 (b)(c)(e)	1,049,463	1,013,996
Class E, 1 month U.S. LIBOR + 1.750% 2.147% 3/15/38 (b)(c)(e)	917,259	881,669
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 1.198% 4/15/38 (b)(c)(e)	5,705,000	5,612,176
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.647% 8/15/33 (b)(c)(e)	2,421,544	2,407,070
Class C, 1 month U.S. LIBOR + 1.500% 1.897% 8/15/33 (b)(c)(e)	5,832,343	5,781,666
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	5,810,349	5,703,331
Series 2018-H4 Class A4, 4.31% 12/15/51	4,283,754	4,474,503
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	839,558	809,834
Class C, 3.1771% 11/10/36 (b)(c)	805,587	767,054
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	8,342,000	8,159,807
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 0.881% 10/15/36 (b)(c)(e)	10,552,000	10,177,810
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.6117% 12/15/37 (b)(c)(e)	1,390,256	1,372,001
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	2,169,101	2,443,490
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.3012% 2/15/39 (b)(c)(e)	1,453,000	1,442,942
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 2.9512% 2/15/39 (b)(c)(e)	756,000	752,437
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 1.1274% 11/15/38 (b)(c)(e)	5,583,647	5,468,102
Class B, 1 month U.S. LIBOR + 1.070% 1.4764% 11/15/38 (b)(c)(e)	3,198,083	3,123,878
Class C, 1 month U.S. LIBOR + 1.320% 1.7256% 11/15/38 (b)(c)(e)	1,986,237	1,932,621
Class D, 1 month U.S. LIBOR + 1.570% 1.9748% 11/15/38 (b)(c)(e)	1,305,439	1,265,314
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	3,993,271	3,550,197
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	256,512	226,321
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.597% 5/15/31 (b)(c)(e)	3,048,000	3,013,815
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	2,321,089	2,307,293
Series 2018-C48 Class A5, 4.302% 1/15/52	1,922,455	2,024,672
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $274,332,641)		266,977,734

Municipal Securities - 0.8%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2009:
7.35% 11/1/39	560,000	792,590
7.55% 4/1/39	2,485,000	3,684,875
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	2,040,000	2,600,003
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	1,746,182	1,777,302
5.1% 6/1/33	3,330,000	3,541,147
Series 2010-1, 6.63% 2/1/35	8,520,000	9,561,184
Series 2010-3:
6.725% 4/1/35	6,570,000	7,450,935
7.35% 7/1/35	3,840,000	4,465,695
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,019,000	5,898,050
TOTAL MUNICIPAL SECURITIES (Cost $43,461,744)		39,771,781

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	3,952,000	4,124,900
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	2,184,000	2,194,920
4.5% 4/22/60 (b)	1,664,000	1,797,120
State of Qatar:
3.4% 4/16/25 (b)	1,444,000	1,467,465
4.4% 4/16/50 (b)	4,929,000	5,526,641
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,315,125)		15,111,046

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $4,159,570)	4,090,000	4,093,202

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank:
3.35% 2/6/23	2,223,000	2,244,372
4.682% 8/9/28 (c)	1,914,000	1,940,896
KeyBank NA 6.95% 2/1/28	800,000	926,993
Regions Bank 6.45% 6/26/37	5,352,000	6,643,236
TOTAL BANK NOTES (Cost $12,791,546)		11,755,497

Fixed-Income Funds - 1.6%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (k) (Cost $83,266,580)	911,959	82,605,261

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (l)	205,358,357	205,399,428
Fidelity Securities Lending Cash Central Fund 0.31% (l)(m)	112,663,136	112,674,403
TOTAL MONEY MARKET FUNDS (Cost $318,073,472)		318,073,831

TOTAL INVESTMENT IN SECURITIES - 110.2% (Cost $6,003,933,579)	5,680,512,162
NET OTHER ASSETS (LIABILITIES) - (10.2)%	(527,453,941)
NET ASSETS - 100.0%	5,153,058,221

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 4/1/52	(9,300,000)	(8,842,708)
3% 4/1/52	(9,550,000)	(9,439,610)
3.5% 4/1/52	(200,000)	(201,176)
3.5% 4/1/52	(7,600,000)	(7,644,695)
3.5% 4/1/52	(950,000)	(955,587)
3.5% 4/1/52	(950,000)	(955,587)

TOTAL GINNIE MAE		(28,039,363)

Uniform Mortgage Backed Securities
1.5% 4/1/37	(9,300,000)	(8,819,451)
1.5% 4/1/37	(1,900,000)	(1,801,823)
1.5% 4/1/52	(9,400,000)	(8,385,674)
2% 4/1/37	(3,800,000)	(3,689,742)
2% 4/1/37	(1,900,000)	(1,844,871)
2% 4/1/37	(850,000)	(825,337)
2% 4/1/37	(1,900,000)	(1,844,871)
2% 4/1/52	(2,900,000)	(2,691,608)
2% 4/1/52	(17,600,000)	(16,335,275)
2% 4/1/52	(2,600,000)	(2,413,166)
2% 4/1/52	(2,200,000)	(2,041,909)
2% 4/1/52	(1,800,000)	(1,670,653)
2% 4/1/52	(2,500,000)	(2,320,352)
2.5% 4/1/52	(2,700,000)	(2,576,391)
2.5% 4/1/52	(15,600,000)	(14,885,813)
2.5% 4/1/52	(10,950,000)	(10,448,696)
2.5% 4/1/52	(3,950,000)	(3,769,164)
2.5% 4/1/52	(3,950,000)	(3,769,164)
3% 4/1/52	(1,500,000)	(1,467,539)
3.5% 4/1/52	(6,100,000)	(6,110,961)
3.5% 4/1/52	(150,000)	(150,270)
3.5% 4/1/52	(2,000,000)	(2,003,594)
3.5% 4/1/52	(7,600,000)	(7,613,656)
3.5% 4/1/52	(950,000)	(951,707)
3.5% 4/1/52	(950,000)	(951,707)
4% 4/1/52	(9,200,000)	(9,389,036)
4% 4/1/52	(950,000)	(969,520)
4% 4/1/52	(950,000)	(969,520)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(120,711,470)

TOTAL TBA SALE COMMITMENTS (Proceeds $149,184,902)		(148,750,833)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	223	Jun 2022	27,401,125	(541,724)	(541,724)

Sold

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	15	Jun 2022	3,178,828	27,995	27,995
CBOT 5-Year U.S. Treasury Note Contracts (United States)	17	Jun 2022	1,949,688	(9,988)	(9,988)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	206	Jun 2022	30,912,875	922,919	922,919

TOTAL SOLD					940,926

TOTAL FUTURES CONTRACTS					399,202
The notional amount of futures purchased as a percentage of Net Assets is 0.5%
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	3,000,000	5,375	(17,524)	(12,149)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	1,120,000	2,007	(5,042)	(3,035)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	710,000	1,272	(2,876)	(1,604)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,680,000	8,385	(33,256)	(24,871)

TOTAL CREDIT DEFAULT SWAPS						17,039	(58,698)	(41,659)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $825,761,135 or 16.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $6,647,209.

(g)	Security or a portion of the security is on loan at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $714,913.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	515,408,790	386,712,506	696,721,868	86,499	-	-	205,399,428	0.4%
Fidelity Securities Lending Cash Central Fund 0.31%	161,494,470	444,503,931	493,323,998	40,698	-	-	112,674,403	0.2%
Fidelity Specialized High Income Central Fund	87,005,374	933,077	-	933,077	-	(5,333,190)	82,605,261	22.9%
Total	763,908,634	832,149,514	1,190,045,866	1,060,274	-	(5,333,190)	400,679,092

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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